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                    U.S SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


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1.  Name and address of issuer:    Prairie Municipal Bond Fund, Inc.
                                   Three First National Plaza
                                   Chicago, Illinois  60670
                               _______________________________________
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2.  Name of each series or class of funds for which this notice is filed:

                   Prairie Municipal Bond Fund, Inc.

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3.  Investment Company Act File Number:  811-5414
                                        ___________________________

    Securities Act File Number:  33-18954
                                 _______________________


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4.  Last day of fiscal year for which this notice is filed:

                  September 13, 1996
                  _________________________________

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                             [   ]

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6. Date of termination of issuer's declaration under rule 24F-2(a)(1). If applicable:


                               __________________________
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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                                   0


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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:
                                        0
                             ______________________

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9. Number and aggregate sale price of securities sold during the fiscal year:

                                 Shares                      1,830,311.24
                                 Price                     $22,436,389.37
                          ___________________
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:

                                      Shares                      1,830,311.24
                                      Price                    $ 22,436,389.37
                                 ___________________
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                               Shares                16,103.57
                                               Price               $198,774.28
                                          ____________________________________

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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24F-2:                  $ 22,436,389.37
                                                                 --------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans:                            $    198,774.28
                                                                 --------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                                 $ 22,635,163.65
                                                                 --------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24E-2:                                           $0.00
                                                                 --------------

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24F-2:                ($0.00)
                                                                 --------------

   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation:                /3300
                                                                 --------------

  (vii) Fee Due:                                                          $0.00
                                                                 --------------

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures.

                                              [   ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


    By (Signature and Title)*
                                  -----------------------------------
                                  D'Ray Brewer, Vice President
                                  -----------------------------------

    Date November 12, 1996
    ----------------------

    *Please print the name and title of the signing officer below the signature.
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                          Stroock & Stroock & Lavan

                             Seven Hanover Square
                        New York, New York  10004-2696


                                (212) 806-5400
                              Fax: 212 806-6006


November 11, 1996


Prairie Municipal Bond Fund, Inc.
Three First National Plaza
Chicago, Illinois 60670

Ladies and Gentlemen:

We are general counsel to your company (the "Fund"). This letter is in response to your request for our opinion in connection with the filing by you of a "Rule 24f-2 Notice" pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. In such notice you have reported the sale during the fiscal period ended September 13, 1996 (the date the Fund transferred all of its assets, subject to its liabilities, to another registered investment company) of an aggregate of 1,830,311.24 of your Class A, Class B and Class I shares (the "Shares").

We have acted as counsel to the Fund since its organization and in connection with the filing by the Fund of a registration statement, and amendments thereto, with the Securities and Exchange Commission under the Securities Act of 1933, as amended. In so acting, we have examined a copy of the Fund's charter documents, the Rule 24f-2 Notice, the original or reproduced or certified copies of all such records of the Fund, agreements, certificates of officers and representatives of the Fund and others, and such other documents, papers, statutes and authorities as we deemed necessary to form a basis for the opinion hereinafter expressed. As to matters of fact relevant to such opinion, we have relied upon the Rule 24f-2 Notice and statements and certificates of officers and representatives of the Fund and others. We have assumed the genuineness of all signatures and the conformity to the original documents of the copies of documents supplied to us as originals or reproduced copies.


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                          Stroock & Stroock & Lavan


Prairie Municipal Bond Fund, Inc.
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Based upon the foregoing, we are of the opinion that the Shares referred to in the Rule 24f-2 Notice were validly issued, fully paid and non-assessable.

We consent to the filing of this opinion with the Rule 24f-2 Notice referred to above. In giving such permission, we do not admit hereby that we come within the category of person whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

Very truly yours,

/s/ Stroock & Stroock & Lavan

STROOCK & STROOCK & LAVAN